Employment benefit plan	12 Months Ended
Mar. 31, 2019
Employment benefit plan
Employment benefit plan

34.  Employment benefit plan

	March 31,
	2018	2019
Defined benefit plan	87,009	106,718
Liability for compensated absences	67,624	72,287
Total liability	154,633	179,005
Defined benefit plan asset (refer to note 21)	7,835	6,339
Total asset	7,835	6,339
Net Unfunded liability	79,174	100,379

The Group's gratuity scheme for its employees in India, is a defined benefit plan. Gratuity is paid as a lump sum amount to employees at retirement or termination of employment at an amount based on the respective employee's eligible salary and the years of employment with the Group. The benefit plan is partially funded. The following table sets out the disclosure in respect of the defined benefit plan.

Movement in obligation

	March 31,
	2018	2019
Present value of obligation at beginning of year	70,951	115,708
Acquired through business combination	22,589	—
Interest cost	4,715	6,977
Current service cost	14,633	20,166
Past service cost	8,683	—
Actuarial loss on obligation
–economic assumptions	(1,792)	489
–demographic assumptions	6,139	4,506
Benefits paid	(10,210)	(20,216)
Present value of obligation at closing of year	115,708	127,630

Movement in plan assets

	March 31,
	2018	2019
Fair value of plan assets at beginning of the year	8,517	36,534
Acquired through business combination	27,578	—
Employer contributions	1,612	2,270
Benefits paid	(2,014)	(4,752)
Divestiture	—	(8,588)
Earning on assets	1,442	2,568
Actuarial loss on plan assets	(601)	(781)
Fair value of plan assets at end of the year	36,534	27,251

Unfunded liability

	March 31,
	2018	2019
Current	13,687	24,869
Non-current	65,487	75,510
Unfunded liability recognized in statement of financial position	79,174	100,379

Unfunded liability recognized in statement of financial position	79,174	100,379

Funded asset	7,835	6,339
Prepayment and other assets - Non-Current	7,835	6,339

Components of cost recognized in profit or loss

	March 31,
	2017	2018	2019
Current service cost	11,824	14,633	20,166
Past service cost	—	8,683	—
Net interest cost	2,892	3,273	4,409
	14,716	26,589	24,575

Amount recognized in other comprehensive income

	March 31,
	2017	2018	2019
Actuarial loss on obligation*	8,873	5,047	5,776

*  Refer to Note 31 for the movement during the year.

The principal actuarial assumptions used for estimating the group's defined benefit obligations are set out below:

March 31,
	2018	2019
Discount rate	6.80 - 7.10%	6.75 - 6.90%
Future salary increase	5 - 11%	5 - 11%
Average expected future working life (years)	2.33 - 3.7	2.34 - 3.93
Retirement age (years)	58	58
Mortality table	IALM* (2006-08) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	40 - 70%	40 - 70%
From 31 to 44 years	30 - 35%	30 - 35%
Above 44 years	3 - 5%	3 - 5%

*  Indian Assured Lives Mortality (2006‑08) Ultimate represents published mortality table used for mortality assumption.

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	March 31,
	2018	2019
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	(2,696)	(3,406)
b) Impact due to decrease of 0.50%	2,844	2,736

b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	2,251	1,967
b) Impact due to decrease of 0.50%	(2,188)	(2,763)

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. These analysis are based on a change in a significant assumption, keeping all other assumptions constant and may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.

The following payments are expected contributions to the defined benefit plan in future years:

	March 31,
	2018	2019
Year 1	27,738	29,827
Year 2	18,805	21,429
Year 3	15,187	15,107
Year 4	11,567	12,725
Year 5	9,851	11,986
Year 6-10	35,676	38,393
Total expected payments	118,824	129,467